BLACKROCK FUNDSSM

BlackRock MSCI Asia ex Japan Index Fund

(the “Fund”)

Supplement dated April 5, 2017

to the Fund’s Summary Prospectus, Prospectus

and Statement of Additional Information (“SAI”), each dated November 28, 2016

Effective June 19, 2017, the Fund will change its name to iShares MSCI Asia ex Japan Index Fund. Accordingly, effective June 19, 2017, references to the Fund’s name in the Fund’s Summary Prospectus, Prospectus and SAI are changed to reflect the new Fund name.

Shareholders should retain this Supplement for future reference.

PR2SAI-MSCIA-0417SUP